Parent-Only Financial Statements, Parent-Only Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities:
Net cash provided by operating activities	$ (11,525)	$ 2,051		$ 6,730
Equity securities, not held for trading:
Proceeds from sales and capital returns	4,933	12,187		6,143
Purchases	(7,680)	(8,677)		(6,865)
Loans:
Other, net	3,782	784	[1]	4,131	[1]
Net cash provided (used) by investing activities	(7,619)	122,554		(29,631)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	(24,590)	(45,513)		(1,275)
Long-term debt:
Proceeds from issuance	1,275	38,136		53,381
Repayment	(47,134)	(65,347)		(60,996)
Preferred stock:
Proceeds from issuance	5,756	3,116		0
Redeemed	(6,675)	(3,602)		(1,550)
Cash dividends paid	(1,205)	(1,290)		(1,391)
Common stock:
Repurchased	(14,464)	(3,415)		(24,533)
Cash dividends paid	(2,422)	(4,852)		(8,198)
Other, net	(361)	(231)	[1]	(711)	[1]
Net cash used by financing activities	(11,238)	(1,243)		(9,136)
Net change in cash, cash equivalents, and restricted cash	(30,382)	123,362		(32,037)
Cash, cash equivalents, and restricted cash at beginning of period	264,612	141,250		173,287
Cash, cash equivalents, and restricted cash at end of period	234,230	264,612		141,250
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities	11,938	50,193		27,601
Equity securities, not held for trading:
Proceeds from sales and capital returns	11	2,333		326
Purchases	(18)	(1,479)		(1,052)
Loans:
Net repayments from (advances to) subsidiaries	0	10		(3)
Capital notes and term loans made to subsidiaries	(3,500)	(38,547)		(5,286)
Principal collected on notes/loans made to subsidiaries	2,618	558		1,703
Net decrease (increase) in investment in subsidiaries	0	425		(384)
Other, net	14	16		22
Net cash provided (used) by investing activities	(875)	(36,684)		(4,674)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	35,958	(22,613)		(636)
Long-term debt:
Proceeds from issuance	1,001	34,918		20,369
Repayment	(28,331)	(15,803)		(8,143)
Preferred stock:
Proceeds from issuance	5,756	3,116		0
Redeemed	(6,675)	(3,602)		(1,550)
Cash dividends paid	(1,205)	(1,290)		(1,391)
Common stock:
Repurchased	(14,464)	(3,415)		(24,533)
Cash dividends paid	(2,422)	(4,852)		(8,198)
Other, net	(364)	(100)	[2]	(197)	[2]
Net cash used by financing activities	(10,746)	(13,641)		(24,279)
Net change in cash, cash equivalents, and restricted cash	317	(132)		(1,352)
Cash, cash equivalents, and restricted cash at beginning of period	14,817	14,949		16,301
Cash, cash equivalents, and restricted cash at end of period	$ 15,134	$ 14,817		$ 14,949

[1]	Prior period balances have been revised to conform with the current period presentation.
[2]	Prior period balances have been revised to conform with the current period presentation.